Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	108 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Oct. 01, 2015
C000160887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Multi-Asset Income Fund (Class A) – including sales charge
Account Value	$ 14,863	$ 14,863	$ 14,863	$ 12,668	$ 11,461	$ 13,808	$ 11,547	$ 11,795	$ 11,427	$ 10,944	$ 10,071	$ 9,425
Average Annual Return, Percent	10.53%	3.49%	4.50%
C000160887 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Multi-Asset Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	17.33%	4.73%	5.19%
C000160888 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Multi-Asset Income Fund (Class C) – including sales charge
Account Value	$ 14,854	$ 14,854	$ 14,854	12,660	11,534	14,003	11,811	12,158	11,865	11,448	10,614	10,000
Average Annual Return, Percent	15.38%	3.92%	4.49%
C000160888 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Multi-Asset Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent	16.38%	3.92%	4.49%
C000160889 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Multi-Asset Income Fund (Class I) – including sales charge
Account Value	$ 16,282	$ 16,282	$ 16,282	13,849	12,482	14,974	12,470	12,693	12,232	11,681	10,725	10,000
Average Annual Return, Percent	17.57%	5.11%	5.57%
C000160889 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Multi-Asset Income Fund (Class I) – excluding sales charge
Average Annual Return, Percent	17.57%	5.11%	5.57%
C000160890 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Multi-Asset Income Fund (Class R6) – including sales charge
Account Value	$ 16,351	$ 16,351	$ 16,351	13,899	12,531	15,026	12,526	12,737	12,284	11,704	10,726	10,000
Average Annual Return, Percent	17.65%	5.12%	5.62%
C000160890 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Multi-Asset Income Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	17.65%	5.12%	5.62%
C000160886 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Multi-Asset Income Fund (Class Y) – including sales charge
Account Value	$ 15,825	$ 15,825	$ 15,825	13,489	12,197	14,685	12,289	12,547	12,143	11,625	10,690	10,000
Average Annual Return, Percent	17.32%	4.75%	5.23%
C000160886 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Delaware Ivy Multi-Asset Income Fund (Class Y) – excluding sales charge
Average Annual Return, Percent	17.32%	4.75%	5.23%
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 26,165	$ 26,165	$ 26,165	19,859	16,439	20,720	16,259	14,721	14,521	13,228	11,149	10,000
Average Annual Return, Percent	31.76%	12.19%	11.27%
MSCI ACWI Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (gross)
Account Value	$ 27,380	$ 27,380	$ 27,380	20,688	17,039	21,375	16,702	15,047	14,760	13,376	11,213	10,000
Average Annual Return, Percent	32.35%	12.72%	11.83%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,654	$ 11,654	$ 11,654	10,446	10,379	12,153	12,263	11,462	10,392	10,520	10,513	10,000
Average Annual Return, Percent	11.57%	0.33%	1.72%
Fifty MSCI ACWI Index 50 ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI Index / 50% ICE BofA US High Yield Index
Average Annual Return, Percent	23.54%	8.45%	8.71%
ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 16,850	$ 16,850	$ 16,850	14,569	13,221	15,383	13,801	13,490	12,691	12,329	11,304	10,000
Average Annual Return, Percent	15.66%	4.55%	5.97%
Fifty MSCI ACWI Index net 50 ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Account Value	$ 21,211	$ 21,211	$ 21,211	$ 17,170	$ 14,862	$ 17,972	$ 15,057	$ 14,141	$ 13,599	$ 12,785	$ 11,237	$ 10,000